Share-based payments reserve (Details 3) - Stock Options 1 [Member]	9 Months Ended
May 31, 2026 $ / shares shares
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.51
Number of options outstanding	11,953,220
Number of options exercisable	7,351,073
Remaining contractual life	2 years 1 month 6 days
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.50
Number of options outstanding	5,500,000
Number of options exercisable	4,400,000
Expiry date	Aug. 17, 2027
Remaining contractual life	1 year 2 months 12 days
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.45
Number of options outstanding	2,400,000
Number of options exercisable	1,440,000
Expiry date	Aug. 28, 2028
Remaining contractual life	2 years 2 months 12 days
Range 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.92
Number of options outstanding	1,503,220
Number of options exercisable	501,073
Expiry date	Jan. 08, 2029
Remaining contractual life	2 years 7 months 6 days
Range 4 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 1.80
Number of options outstanding	150,000
Number of options exercisable	50,000
Expiry date	Mar. 09, 2029
Remaining contractual life	2 years 9 months 18 days
Range 5 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.36
Number of options outstanding	2,400,000
Number of options exercisable	960,000
Expiry date	Dec. 24, 2029
Remaining contractual life	3 years 7 months 6 days